CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net profit for the year	S/ 5,623,252	S/ 4,959,878	S/ 4,760,110
To be reclassified to profit or loss in subsequent periods:
Net gain (loss) on investments at fair value through other comprehensive income	205,765	1,334,943	(1,614,053)
Income tax	5,118	(58,489)	82,459
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	210,883	1,276,454	(1,531,594)
Net movement of cash flow hedge reserves	13,925	(17,443)	1,246
Income tax	(4,030)	5,104	(158)
Other comprehensive income, net of tax, cash flow hedges	9,895	(12,339)	1,088
Insurance reserves	(70,176)	(762,811)	1,144,140
Exchange differences on translation of foreign operations	(114,142)	73,464	(302,083)
Net movement in hedges of net investments in foreign businesses	0	18,950	39,587
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(114,142)	92,414	(262,496)
Total	36,460	593,718	(648,862)
Not to be reclassified to profit or loss in subsequent periods:
Gain (loss) on equity instruments designated at fair value through other comprehensive income	15,684	(8,329)	(38,563)
Transfer of fair value reserve to accumulated results	(137,787)	0	0
Income tax	8,439	(3,791)	2,109
Total	(113,664)	(12,120)	(36,454)
Total other comprehensive income		581,598	(685,316)
Total other comprehensive income	(77,204)
Total comprehensive income for the period, net of income tax	5,546,048	5,541,476	4,074,794
Attributable to:
Credicorp's equity holders	5,420,098	5,437,495	3,967,497
Non-controlling interest	125,950	103,981	107,297
Total comprehensive income for the period, net of income tax	S/ 5,546,048	S/ 5,541,476	S/ 4,074,794